Financial Risk Management (Details) - Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Strengthened [Member]
Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates [Line Items]
Loss for the year	$ (46,537)	$ (27,414)		RM (14,253)	₩ (4,861)	$ (4,571)		€ (9)	$ (790,177)	$ (781,929)	$ (1,552)	RM (19,700)	₩ 17,467		£ (2,002)	€ (2,461)
Equity	(46,537)								(790,177)								$ (27,414)		RM (14,253)	₩ (4,861)	$ (4,571)		€ (9)	$ (781,929)	$ (1,552)	RM (19,700)	₩ (17,467)		£ (2,002)	€ (2,461)
Weakened [Member]
Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates [Line Items]
Loss for the year	46,537	$ 27,414		RM 14,253	₩ 4,861	$ 4,571		€ 9	790,177	$ 781,929	$ 1,552	RM 19,700	₩ 17,467		£ 2,002	€ 2,461
Equity	$ 46,537								$ 790,177								$ 27,414		RM 14,253	₩ 4,861	$ 4,571		€ 9	$ 781,929	$ 1,552	RM 19,700	₩ 17,467		£ 2,002	€ 2,461